Stock-based compensation - Stock-based compensation expense (Details) $ in Thousands	3 Months Ended
Apr. 30, 2022 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense	$ 8,492
Codecademy [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense	1,600
Cost of revenues
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense	13
Content and software development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense	1,575
Selling and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense	1,477
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense	$ 5,427